Related parties	12 Months Ended
Mar. 31, 2023
Disclosure of transactions between related parties [abstract]
Related parties
29.

Related parties

The Company has entered into transactions with the following related parties:

•	Green Park Hotel and Resorts Limited for hotel services;
•	Green Park Hospitality Services Private Limited for catering and other services;
•	Dr. Reddy’s Foundation towards contributions for social development;
•	Kunshan Rotam Reddy Pharmaceuticals Company Limited for sales of goods and for research and development services;
•	Pudami Educational Society towards contributions for social development;
•	Indus Projects Private Limited for engineering services relating to civil works;
•	Dr. Reddy’s Institute of Life Sciences for research and development services ;
•	AverQ Inc. for professional consulting services;
•	Shravya Publications Private Limited for professional consulting services;
•	Samarjita Management Consultancy Private Limited for professional consulting services;
•	DRES Energy Private Limited for the purchase of solar power and lease rentals received ;
•	Stamlo Industries Limited for hotel services;
•	Iosynth Labs Private Limited for research and development services ;
•	Ahimsa Trust for contributions for social development; and
•	NICE Foundation for contributions for social development.

These are enterprises over which key management personnel have control or significant influence. “Key management personnel” consists of the Company’s Directors and members of the Company’s Management Council.

The Company has also entered into cancellable operating lease transactions with key management personnel and close members of their families.

Further, the Company contributes to the Dr. Reddy’s Laboratories Gratuity Fund, which maintains the plan assets of the Company’s Gratuity Plan for the benefit of its employees. See Note 27 of these consolidated financial statements for information on transactions between the Company and the Gratuity Fund.

The following is a summary of significant related party transactions:

	For the Year Ended March 31,
	2023		2022		2021
Contributions towards social development	Rs.	482	Rs.	230	Rs.	230
Catering expenses paid		367		319		301
Purchase of solar power		121		124		127
Research and development services received		134		122		105
Sale of goods		110		21		22
License fee		62		57		-
Lease rentals paid		39		39		37
Facility management services paid		39		36		36
Hotel expenses paid		35		18		8
Civil works		33		52		55
Salaries to relatives of key management personnel		16		12		8
Professional consultancy services paid		2		75		30
Lease rentals received		1		1		1
Research and development services provided		-		-		93
Others		5		-		-

The Company had the following amounts due from related parties:

	As of March 31,
	2023		2022
Key management personnel and close members of their families	Rs.	8	Rs.	8
Other related parties		1		1

The Company had the following amounts due to related parties:

	As of March 31,
	2023		2022
Due to related parties	Rs.	17	Rs.	10

The following table describes the components of compensation paid or payable to key management personnel for the services rendered during the applicable year ended:

	For the Year Ended March 31,
	2023		2022		2021
S a l a r i e s a nd o t h e r b e n e f it s	Rs.	912	Rs.	627	Rs.	803
Co n t r i bu t i ons t o d e f i n e d c on t r i bu t i on p l a ns		30		30		34
Co mm i ss i on t o d i r e c t o r s		378		305		301
S h a r e -b a s e d p a y m e n t s expense		194		214		259
	Rs.	1,514	Rs.	1,176	Rs.	1,397

Some
of the key management personnel of the Company are also covered under the Company’s Gratuity Plan along with the other employees of the Company. Proportionate amounts of gratuity accrued under the Company’s Gratuity Plan have not been separately computed or included in the above disclosure.